Changes in accounting policies	6 Months Ended
Jun. 30, 2025
Basis Of Presentation [Abstract]
Changes in accounting policies	Changes in accounting policies
The unaudited condensed consolidated interim financial statements have been prepared on the basis of accounting policies, methods of computation and presentation consistent with those applied in the financial statements for the year ended 31 December 2024, except for the accounting requirements set out below, effective as at 1 January 2025.
New standards and amendments applicable for the current period
Lack of Exchangeability (Amendments to IAS 21 "The Effects of Changes in Foreign Exchange Rates")
We adopted amendment to IAS 21 which requires an entity to apply a consistent approach in assessing whether a currency is exchangeable into another currency and, when it is not, to determine the exchange rate to use. The amendment also requires disclosure of information that help the users to understand the nature and financial impact of the lack of exchangeability, as well as the methods and assumptions used in estimating the exchange rate. The amendment does not have a material impact on the Group.
New standards or amendments issued but not yet effective
During the six months ended 30 June 2025, we have not early adopted any amendments, standards or interpretations that have been issued but are not yet effective.
IFRS 18 Presentation and Disclosure in Financial Statements (mandatory in 2027) will replace IAS 1. The new standard requires that companies classify all income and expenses into 5 categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Management defined performance measures are disclosed in a single note and enhanced guidance is provided on how to group information in the financial statements. In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows. We continue to assess the detailed implications of applying the new standard and expect that changes will be required to the presentation and disclosures in our financial statements.
Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures (mandatory in 2026) will help companies better report the financial effects of nature-dependent electricity contracts, which are often structured as power purchase agreements (PPAs). The amendments include: clarifying the application of the ‘own-use’ requirements, permitting hedge accounting if these contracts are used as hedging instruments; and adding new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows. We continue to assess the impacts from these amendments.